UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2018

Item 1.

Reports to Stockholders

Fidelity Advisor® Leveraged Company Stock Fund Class A, Class M, Class C, Class I and Class Z Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
Alphabet, Inc. Class C	3.8
Bank of America Corp.	2.9
Facebook, Inc. Class A	2.7
Skyworks Solutions, Inc.	2.5
Broadcom Ltd.	2.3
Boston Scientific Corp.	2.2
T-Mobile U.S., Inc.	2.0
Penn National Gaming, Inc.	2.0
Eldorado Resorts, Inc.	2.0
HD Supply Holdings, Inc.	2.0
24.4

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Information Technology	24.2
Consumer Discretionary	23.0
Materials	9.5
Energy	8.7
Industrials	8.5

Asset Allocation (% of fund's net assets)

As of January 31, 2018*
Stocks	99.3%
Bonds	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 16.8%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.9%
Auto Components - 0.7%
Aptiv PLC	170,800	$16,206
Automobiles - 2.0%
Fiat Chrysler Automobiles NV	943,800	22,812
General Motors Co.	357,563	15,164
General Motors Co. warrants 7/10/19 (a)	195,121	4,823
		42,799
Diversified Consumer Services - 0.1%
Laureate Education, Inc. Class A	162,194	2,336
Hotels, Restaurants & Leisure - 9.9%
Boyd Gaming Corp.	418,000	16,498
Caesars Entertainment Corp. (a)	431,700	6,022
Eldorado Resorts, Inc. (a)(b)	1,269,900	43,875
Golden Entertainment, Inc. (a)	372,866	11,678
Melco Crown Entertainment Ltd. sponsored ADR	1,337,600	39,834
MGM Mirage, Inc.	855,000	31,165
Penn National Gaming, Inc. (a)	1,389,200	44,329
Red Rock Resorts, Inc.	4,632	161
Scientific Games Corp. Class A (a)	227,913	10,632
U.S. Foods Holding Corp. (a)	457,700	14,706
		218,900
Household Durables - 2.5%
Lennar Corp.:
Class A	467,000	29,262
Class B	10,740	544
Newell Brands, Inc.	975,353	25,788
		55,594
Media - 7.1%
AMC Networks, Inc. Class A (a)	279,400	14,414
Charter Communications, Inc. Class A (a)	107,100	40,403
Cinemark Holdings, Inc.	222,955	8,205
DISH Network Corp. Class A (a)	192,400	9,024
Gray Television, Inc. (a)	1,879,263	30,726
MDC Partners, Inc. Class A (a)	702,275	6,320
Nexstar Broadcasting Group, Inc. Class A	466,202	35,012
Sinclair Broadcast Group, Inc. Class A	328,300	12,180
		156,284
Specialty Retail - 0.6%
Party City Holdco, Inc. (a)(b)	919,000	13,326

TOTAL CONSUMER DISCRETIONARY		505,445

CONSUMER STAPLES - 4.1%
Food Products - 2.5%
Darling International, Inc. (a)	1,754,467	32,528
JBS SA	7,003,800	22,093
		54,621
Household Products - 1.6%
Spectrum Brands Holdings, Inc. (b)	300,500	35,597

TOTAL CONSUMER STAPLES		90,218

ENERGY - 8.7%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	545,300	17,531
SAExploration Holdings, Inc. (a)(c)	369,702	806
		18,337
Oil, Gas & Consumable Fuels - 7.9%
Cheniere Energy, Inc. (a)	481,050	27,208
Continental Resources, Inc. (a)	376,991	20,934
Diamondback Energy, Inc. (a)	220,000	27,610
EQT Corp.	241,906	13,133
Parsley Energy, Inc. Class A (a)	643,000	15,175
Pioneer Natural Resources Co.	153,900	28,150
Scorpio Tankers, Inc.	2,441,300	6,494
SM Energy Co.	608,600	14,211
Southwestern Energy Co. (a)	2,159,200	9,155
Teekay LNG Partners LP	104,616	2,066
Whiting Petroleum Corp. (a)	331,704	9,261
		173,397

TOTAL ENERGY		191,734

FINANCIALS - 8.5%
Banks - 7.9%
Bank of America Corp.	2,021,301	64,682
Citigroup, Inc.	317,253	24,898
Huntington Bancshares, Inc.	1,422,620	23,018
Regions Financial Corp.	1,248,320	24,005
SunTrust Banks, Inc.	253,400	17,915
Wells Fargo & Co.	284,000	18,682
		173,200
Capital Markets - 0.6%
KKR & Co. LP	585,100	14,089

TOTAL FINANCIALS		187,289

HEALTH CARE - 7.2%
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	1,692,744	47,329
Health Care Providers & Services - 2.1%
HCA Holdings, Inc.	242,821	24,564
Tenet Healthcare Corp. (a)(b)	1,192,571	22,516
		47,080
Pharmaceuticals - 2.9%
Allergan PLC	159,200	28,697
Jazz Pharmaceuticals PLC (a)	247,200	36,027
		64,724

TOTAL HEALTH CARE		159,133

INDUSTRIALS - 8.5%
Airlines - 2.7%
American Airlines Group, Inc.	433,800	23,564
Delta Air Lines, Inc.	643,420	36,527
		60,091
Construction & Engineering - 0.0%
Keane Group, Inc.	31,300	517
Machinery - 1.8%
Allison Transmission Holdings, Inc.	486,200	21,509
Ingersoll-Rand PLC	183,677	17,381
		38,890
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)	662	9
Road & Rail - 0.5%
Avis Budget Group, Inc. (a)	251,700	11,316
Trading Companies & Distributors - 3.5%
AerCap Holdings NV (a)	267,000	14,445
HD Supply Holdings, Inc. (a)	1,111,200	43,215
United Rentals, Inc. (a)	112,300	20,339
		77,999

TOTAL INDUSTRIALS		188,822

INFORMATION TECHNOLOGY - 24.2%
Electronic Equipment & Components - 3.0%
ADT, Inc. (a)	1,476,300	18,424
CDW Corp.	348,500	26,064
Dell Technologies, Inc. (a)	287,571	20,619
		65,107
Internet Software & Services - 8.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	138,100	28,212
Alphabet, Inc. Class C (a)	72,500	84,821
Facebook, Inc. Class A (a)	315,800	59,020
GoDaddy, Inc. (a)	135,466	7,482
VeriSign, Inc. (a)(b)	95,500	10,975
		190,510
IT Services - 2.3%
First Data Corp. Class A (a)	1,000,000	17,700
Presidio, Inc.	1,743,800	31,929
		49,629
Semiconductors & Semiconductor Equipment - 9.2%
Broadcom Ltd.	206,500	51,218
Micron Technology, Inc. (a)	514,800	22,507
ON Semiconductor Corp. (a)	1,557,470	38,532
Qorvo, Inc. (a)	514,500	36,926
Skyworks Solutions, Inc.	564,130	54,839
		204,022
Software - 1.1%
Nuance Communications, Inc. (a)	1,387,000	24,702

TOTAL INFORMATION TECHNOLOGY		533,970

MATERIALS - 9.5%
Chemicals - 5.8%
LyondellBasell Industries NV Class A	314,290	37,665
Platform Specialty Products Corp. (a)	2,973,103	34,815
The Chemours Co. LLC	624,900	32,257
The Mosaic Co.	528,100	14,417
Tronox Ltd. Class A	408,500	8,019
		127,173
Containers & Packaging - 1.5%
Ball Corp.	347,200	13,291
Graphic Packaging Holding Co.	1,260,800	20,362
		33,653
Metals & Mining - 2.2%
ArcelorMittal SA Class A unit (a)(b)	318,800	11,601
Freeport-McMoRan, Inc. (a)	929,000	18,116
Lundin Mining Corp.	2,616,100	18,908
		48,625

TOTAL MATERIALS		209,451

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Omega Healthcare Investors, Inc. (b)	417,000	11,276
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.0%
Altice U.S.A., Inc. Class A (b)	1,003,700	21,549
Wireless Telecommunication Services - 2.0%
T-Mobile U.S., Inc. (a)	687,800	44,776

TOTAL TELECOMMUNICATION SERVICES		66,325

UTILITIES - 2.2%
Independent Power and Renewable Electricity Producers - 2.2%
Dynegy, Inc. (a)	330,162	4,134
NRG Energy, Inc.	943,100	24,530
The AES Corp.	1,792,400	20,720
		49,384
TOTAL COMMON STOCKS
(Cost $1,651,740)		2,193,047

Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Braskem SA Class A sponsored
(Cost $615)	20,173	628
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind(c)(d)
(Cost $2,585)	2,989	2,899
	Shares	Value (000s)

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 1.39% (e)	1,992,422	1,993
Fidelity Securities Lending Cash Central Fund 1.40% (e)(f)	103,282,740	103,293
TOTAL MONEY MARKET FUNDS
(Cost $105,286)		105,286
TOTAL INVESTMENT IN SECURITIES - 104.2%
(Cost $1,760,226)		2,301,860
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(93,562)
NET ASSETS - 100%		$2,208,298

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,705,000 or 0.2% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$189
Fidelity Securities Lending Cash Central Fund	275
Total	$464

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$505,445	$505,445	$--	$--
Consumer Staples	90,218	90,218	--	--
Energy	191,734	191,734	--	--
Financials	187,289	187,289	--	--
Health Care	159,133	159,133	--	--
Industrials	188,822	188,822	--	--
Information Technology	533,970	533,970	--	--
Materials	210,079	210,079	--	--
Real Estate	11,276	11,276	--	--
Telecommunication Services	66,325	66,325	--	--
Utilities	49,384	49,384	--	--
Corporate Bonds	2,899	--	2,899	--
Money Market Funds	105,286	105,286	--	--
Total Investments in Securities:	$2,301,860	$2,298,961	$2,899	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.2%
Ireland	3.7%
Netherlands	3.4%
Cayman Islands	3.1%
Singapore	2.3%
Canada	1.2%
Brazil	1.0%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $101,900) — See accompanying schedule: Unaffiliated issuers (cost $1,654,940)	$2,196,574
Fidelity Central Funds (cost $105,286)	105,286
Total Investment in Securities (cost $1,760,226)		$2,301,860
Cash		525
Receivable for investments sold		17,844
Receivable for fund shares sold		482
Dividends receivable		557
Interest receivable		81
Distributions receivable from Fidelity Central Funds		66
Prepaid expenses		4
Other receivables		59
Total assets		2,321,478
Liabilities
Payable for investments purchased	$525
Payable for fund shares redeemed	7,201
Accrued management fee	1,112
Distribution and service plan fees payable	628
Other affiliated payables	383
Other payables and accrued expenses	36
Collateral on securities loaned	103,295
Total liabilities		113,180
Net Assets		$2,208,298
Net Assets consist of:
Paid in capital		$1,542,507
Accumulated net investment loss		(2,300)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		126,457
Net unrealized appreciation (depreciation) on investments		541,634
Net Assets		$2,208,298
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($686,961 ÷ 15,144.7 shares)		$45.36
Maximum offering price per share (100/94.25 of $45.36)		$48.13
Class M:
Net Asset Value and redemption price per share ($467,526 ÷ 10,645.4 shares)		$43.92
Maximum offering price per share (100/96.50 of $43.92)		$45.51
Class C:
Net Asset Value and offering price per share ($338,175 ÷ 8,330.6 shares)(a)		$40.59
Class I:
Net Asset Value, offering price and redemption price per share ($688,749 ÷ 14,862.2 shares)		$46.34
Class Z:
Net Asset Value, offering price and redemption price per share ($26,887 ÷ 580.3 shares)		$46.33

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$9,939
Interest		404
PIK Interest Income		1,099
Income from Fidelity Central Funds		464
Total income		11,906
Expenses
Management fee	$6,783
Transfer agent fees	2,059
Distribution and service plan fees	3,755
Accounting and security lending fees	353
Custodian fees and expenses	18
Independent trustees' fees and expenses	5
Registration fees	82
Audit	36
Legal	5
Interest	1
Miscellaneous	8
Total expenses before reductions	13,105
Expense reductions	(113)	12,992
Net investment income (loss)		(1,086)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	250,626
Fidelity Central Funds	2
Foreign currency transactions	(40)
Total net realized gain (loss)		250,588
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	16,966
Fidelity Central Funds	(4)
Total change in net unrealized appreciation (depreciation)		16,962
Net gain (loss)		267,550
Net increase (decrease) in net assets resulting from operations		$266,464

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,086)	$20,904
Net realized gain (loss)	250,588	912,940
Change in net unrealized appreciation (depreciation)	16,962	(521,046)
Net increase (decrease) in net assets resulting from operations	266,464	412,798
Distributions to shareholders from net investment income	(12,649)	(16,118)
Distributions to shareholders from net realized gain	(583,619)	(427,113)
Total distributions	(596,268)	(443,231)
Share transactions - net increase (decrease)	54,653	(654,817)
Total increase (decrease) in net assets	(275,151)	(685,250)
Net Assets
Beginning of period	2,483,449	3,168,699
End of period	$2,208,298	$2,483,449
Other Information
Undistributed net investment income end of period	$–	$11,435
Accumulated net investment loss end of period	$(2,300)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Leveraged Company Stock Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$53.06	$53.77	$58.00	$56.57	$48.63	$34.29
Income from Investment Operations
Net investment income (loss)A	(.01)	.43B	.37	.30	.26	.44C
Net realized and unrealized gain (loss)	5.22	7.18	(4.33)	1.43	7.84	13.94
Total from investment operations	5.21	7.61	(3.96)	1.73	8.10	14.38
Distributions from net investment income	(.28)	(.33)	(.27)	(.29)	(.16)	(.04)
Distributions from net realized gain	(12.63)	(8.00)	–	(.01)	–	–
Total distributions	(12.91)	(8.32)D	(.27)	(.30)	(.16)	(.04)
Net asset value, end of period	$45.36	$53.06	$53.77	$58.00	$56.57	$48.63
Total ReturnE,F,G	12.65%	16.09%	(6.84)%	3.06%	16.70%	41.95%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.07%J	1.08%	1.08%	1.07%	1.07%	1.11%
Expenses net of fee waivers, if any	1.07%J	1.08%	1.08%	1.07%	1.07%	1.11%
Expenses net of all reductions	1.06%J	1.07%	1.07%	1.07%	1.07%	1.10%
Net investment income (loss)	(.03)%J	.82%B	.71%	.53%	.49%	1.07%C
Supplemental Data
Net assets, end of period (in millions)	$687	$744	$1,135	$1,514	$1,750	$1,490
Portfolio turnover rateK	40%J	68%	9%	4%	9%	17%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.20 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .44%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .84%.

 D Total distributions of $8.32 per share is comprised of distributions from net investment income of $.326 and distributions from net realized gain of $7.997 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Leveraged Company Stock Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$51.72	$52.61	$56.74	$55.35	$47.59	$33.60
Income from Investment Operations
Net investment income (loss)A	(.06)	.29B	.24	.16	.13	.34C
Net realized and unrealized gain (loss)	5.06	7.01	(4.24)	1.40	7.67	13.65
Total from investment operations	5.00	7.30	(4.00)	1.56	7.80	13.99
Distributions from net investment income	(.18)	(.20)	(.13)	(.16)	(.04)	–D
Distributions from net realized gain	(12.62)	(8.00)	–	(.01)	–	–
Total distributions	(12.80)	(8.19)E	(.13)	(.17)	(.04)	–D
Net asset value, end of period	$43.92	$51.72	$52.61	$56.74	$55.35	$47.59
Total ReturnF,G,H	12.53%	15.78%	(7.06)%	2.82%	16.41%	41.65%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.32%K	1.32%	1.32%	1.31%	1.32%	1.34%
Expenses net of fee waivers, if any	1.32%K	1.32%	1.32%	1.31%	1.31%	1.34%
Expenses net of all reductions	1.31%K	1.31%	1.31%	1.31%	1.31%	1.33%
Net investment income (loss)	(.27)%K	.58%B	.47%	.29%	.25%	.85%C
Supplemental Data
Net assets, end of period (in millions)	$468	$497	$633	$891	$1,007	$1,012
Portfolio turnover rateL	40%K	68%	9%	4%	9%	17%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.20 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .19%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .61%.

 D Amount represents less than $.005 per share.

 E Total distributions of $8.19 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $7.997 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Leveraged Company Stock Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$48.67	$50.01	$54.08	$52.87	$45.65	$32.40
Income from Investment Operations
Net investment income (loss)A	(.16)	.03B	(.02)	(.12)	(.13)	.13C
Net realized and unrealized gain (loss)	4.68	6.63	(4.05)	1.34	7.35	13.12
Total from investment operations	4.52	6.66	(4.07)	1.22	7.22	13.25
Distributions from net investment income	(.05)	–	–	–	–	–
Distributions from net realized gain	(12.56)	(8.00)	–	(.01)	–	–
Total distributions	(12.60)D	(8.00)	–	(.01)	–	–
Net asset value, end of period	$40.59	$48.67	$50.01	$54.08	$52.87	$45.65
Total ReturnE,F,G	12.24%	15.19%	(7.53)%	2.30%	15.82%	40.90%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.82%J	1.83%	1.82%	1.82%	1.82%	1.85%
Expenses net of fee waivers, if any	1.82%J	1.83%	1.82%	1.82%	1.82%	1.85%
Expenses net of all reductions	1.81%J	1.81%	1.82%	1.82%	1.82%	1.85%
Net investment income (loss)	(.77)%J	.07%B	(.03)%	(.22)%	(.26)%	.33%C
Supplemental Data
Net assets, end of period (in millions)	$338	$361	$448	$584	$614	$527
Portfolio turnover rateK	40%J	68%	9%	4%	9%	17%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .10%.

 D Total distributions of $12.60 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $12.555 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Leveraged Company Stock Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$54.02	$54.62	$58.91	$57.46	$49.39	$34.77
Income from Investment Operations
Net investment income (loss)A	.06	.57B	.52	.46	.40	.57C
Net realized and unrealized gain (loss)	5.33	7.30	(4.40)	1.45	7.95	14.13
Total from investment operations	5.39	7.87	(3.88)	1.91	8.35	14.70
Distributions from net investment income	(.44)	(.47)	(.41)	(.45)	(.28)	(.08)
Distributions from net realized gain	(12.63)	(8.00)	–	(.01)	–	–
Total distributions	(13.07)	(8.47)	(.41)	(.46)	(.28)	(.08)
Net asset value, end of period	$46.34	$54.02	$54.62	$58.91	$57.46	$49.39
Total ReturnD,E	12.81%	16.37%	(6.59)%	3.33%	16.99%	42.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	.81%H	.81%	.81%	.81%	.82%	.84%
Expenses net of fee waivers, if any	.81%H	.81%	.81%	.81%	.82%	.84%
Expenses net of all reductions	.80%H	.80%	.81%	.81%	.81%	.84%
Net investment income (loss)	.24%H	1.09%B	.98%	.79%	.75%	1.34%C
Supplemental Data
Net assets, end of period (in millions)	$689	$853	$921	$1,330	$1,272	$965
Portfolio turnover rateI	40%H	68%	9%	4%	9%	17%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.20 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .70%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.11%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Leveraged Company Stock Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$54.06	$54.66	$58.96	$57.51	$49.58
Income from Investment Operations
Net investment income (loss)B	.09	.64C	.59	.54	.48
Net realized and unrealized gain (loss)	5.32	7.31	(4.40)	1.44	7.77
Total from investment operations	5.41	7.95	(3.81)	1.98	8.25
Distributions from net investment income	(.51)	(.55)	(.49)	(.52)	(.32)
Distributions from net realized gain	(12.63)	(8.00)	–	(.01)	–
Total distributions	(13.14)	(8.55)	(.49)	(.53)	(.32)
Net asset value, end of period	$46.33	$54.06	$54.66	$58.96	$57.51
Total ReturnD,E	12.86%	16.54%	(6.46)%	3.45%	16.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	.68%H	.68%	.68%	.68%	.68%H
Expenses net of fee waivers, if any	.68%H	.68%	.68%	.68%	.68%H
Expenses net of all reductions	.67%H	.67%	.68%	.68%	.68%H
Net investment income (loss)	.37%H	1.22%C	1.11%	.92%	.88%H
Supplemental Data
Net assets, end of period (in millions)	$27	$28	$32	$41	$40
Portfolio turnover rateI	40%H	68%	9%	4%	9%

 A For the period August 13, 2013 (commencement of sale of shares) to July 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.20 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .83%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$657,982
Gross unrealized depreciation	(117,484)
Net unrealized appreciation (depreciation)	$540,498
Tax cost	$1,761,362

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $453,842 and $957,826, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .59% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$864	$25
Class M	.25%	.25%	1,182	–
Class C	.75%	.25%	1,709	39
			$3,755	$64

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$14
Class M	3
Class C(a)	4
$21

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$652.19
Class M	427.18
Class C	318.19
Class I	656.17
Class Z	6.05
	$2,059

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $24 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$12,658	1.62%	$1

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $275, including $2 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $100 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
From net investment income
Class A	$3,795	$6,317
Class M	1,690	2,187
Class C	338	–
Class I	6,598	7,373
Class Z	228	241
Total	$12,649	$16,118
From net realized gain
Class A	$172,871	$150,569
Class M	120,841	87,829
Class C	93,497	64,870
Class I	190,751	120,454
Class Z	5,659	3,391
Total	$583,619	$427,113

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Class A
Shares sold	454	1,204	$20,479	$62,132
Reinvestment of distributions	4,001	3,102	171,077	150,349
Shares redeemed	(3,332)	(11,387)	(152,807)	(592,100)
Net increase (decrease)	1,123	(7,081)	$38,749	$(379,619)
Class M
Shares sold	569	1,074	$24,849	$54,120
Reinvestment of distributions	2,833	1,803	117,474	85,295
Shares redeemed	(2,372)	(5,286)	(104,859)	(268,339)
Net increase (decrease)	1,030	(2,409)	$37,464	$(128,924)
Class C
Shares sold	283	437	$11,048	$20,369
Reinvestment of distributions	2,173	1,227	83,649	54,862
Shares redeemed	(1,549)	(3,196)	(63,003)	(153,023)
Net increase (decrease)	907	(1,532)	$31,694	$(77,792)
Class I
Shares sold	1,285	5,839	$59,400	$309,062
Reinvestment of distributions	4,105	2,310	179,171	113,900
Shares redeemed	(6,315)	(9,230)	(293,679)	(487,138)
Net increase (decrease)	(925)	(1,081)	$(55,108)	$(64,176)
Class Z
Shares sold	220	382	$9,949	$20,275
Reinvestment of distributions	103	74	4,504	3,632
Shares redeemed	(261)	(528)	(12,599)	(28,212)
Net increase (decrease)	62	(72)	$1,854	$(4,305)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Class A	1.07%
Actual		$1,000.00	$1,126.50	$5.74
Hypothetical-C		$1,000.00	$1,019.81	$5.45
Class M	1.32%
Actual		$1,000.00	$1,125.30	$7.07
Hypothetical-C		$1,000.00	$1,018.55	$6.72
Class C	1.82%
Actual		$1,000.00	$1,122.40	$9.74
Hypothetical-C		$1,000.00	$1,016.03	$9.25
Class I	.81%
Actual		$1,000.00	$1,128.10	$4.34
Hypothetical-C		$1,000.00	$1,021.12	$4.13
Class Z	.68%
Actual		$1,000.00	$1,128.60	$3.65
Hypothetical-C		$1,000.00	$1,021.78	$3.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ALSF-SANN-0318
1.759104.119

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 26, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 26, 2018